UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                             615 EAST MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                ---------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2003
                         -----------------

Date of reporting period: DECEMBER 31, 2003
                          -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                              (AL FRANK FUND LOGO)

                               THE AL FRANK FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2003

                               THE AL FRANK FUND
                         32392 COAST HIGHWAY, SUITE 260
                             LAGUNA BEACH, CA 92651
                      SHAREHOLDER SERVICES (888) 263-6443
                              WWW.ALFRANKFUND.COM

                                                 AL FRANK ASSET MANAGEMENT, INC.
                           32392 Coast Highway Suite 260, Laguna Beach, CA 92651
                                                             www.alfrankfund.com

February 2004

Given that our total assets have climbed from $48 million at the start of 2003 to $262 million as of this writing, we would like to take a moment to welcome all of our new shareholders and to offer the reminder that our mutual fund is designed for long-term oriented investors. We are obviously thrilled with our +77.97% total return for 2003, but we are more excited about our long-term track record. For the past five years, The Al Frank Fund has shown an average annualized rate of return of +24.01% and for the life of the Fund (inception was on January 2, 1998), VALUX has enjoyed an average annualized rate of return of +17.73%. Obviously, these numbers compare extremely well to the benchmarks traditionally associated with mutual funds in general and our Fund in particular.

FUND PERFORMANCE THROUGH DECEMBER 31, 2003

                                               1 Year        3 Years        5 Years
                             4th Quarter      Average        Average        Average      Life of Fund
   Fund Name                     2003        Annualized     Annualized     Annualized      (1/2/98)
   -------------------------------------------------------------------------------------------------
   AL FRANK FUND                21.82%         77.97%         19.58%         24.01%         17.73%
   Russell 2000 Index           14.52%         47.25%          6.27%          7.13%          5.45%
   S&P 500 Index                12.18%         28.68%         -4.05%         -0.57%          3.78%
   Wilshire 5000 Index          12.42%         31.64%         -2.48%          0.42%          3.89%

The secret to our long-term success is that we have never wavered from our disciplined approach of buying and patiently holding a broadly diversified portfolio of undervalued stocks. We may not always have top-of- the table performance in the short run, but those who have stuck with us through the inevitable ups and downs of the market have been handsomely rewarded. While hares may temporarily jump ahead with hot momentum stocks, technical signals and the like, we will continue to plod along like the tortoise, satisfied that our time-tested approach will allow us to continue to win the long-term race.

Of course, we understand that some of our shareholders may not share the same long-term philosophy, but we urge those thinking of heading for the hills at the first sign of a downturn to consider what happened over the past two years after we had attracted a significant amount of new money following our excellent returns in 2001. Sadly, many of those new investors chose to quickly redeem their shares in the summer of 2002, often after suffering significant short-term losses. While there were obviously never any guarantees, the Fund came roaring back in 2003, with the big advance fueled by the very same stocks that led to the short-term setback.

We are often asked why we performed so well last year and I usually joke that it was because of all of the lousy stocks we bought in 2002. It was not as if we suddenly saw the light on January 1, 2003 and dumped all of our losers while picking up the new year's winners! Generally speaking, 2002's goats became 2003's heroes. "Twas ever thus," as Al Frank used to say.

Clearly, we realize that no matter how much we emphasize long-term investing, we will always attract those looking to make a quick buck. In order to discourage day-traders and other short-term-oriented shareholders, and long before Eliot Spitzer made it fashionable, we have had a short-term redemption fee in place since mid-2002 whereby those who do not hold their shares for 60 days are penalized 2% when they redeem. These redemption fees, which totaled $131,470 in 2003, definitely enhance the value of the remaining shares and while we can't make any formal claims about expense reduction or return augmentation, they clearly are a benefit for all of us who are truly investing for the long-term.

To illustrate this point, we offer the real-world example of an Al Frank Fund shareholder who purchased $4 million of VALUX last August. This individual chose to hold his shares for only 45 days and while he still managed to make a few dollars on the overall investment, the Fund was enriched by more than $80,000 in short-term redemption fees due to his early departure. Evidently he did not read our prospectus, which clearly states that the Fund's Goal is long-term capital appreciation!

OUTLOOK

We know that many experts are suggesting that equities may struggle in 2004 as fears of another technology-stock bubble are rising, but we haven't discovered how to time the market yet and we concede that we never will. What we have figured out is that market history proves that stocks have historically been the best performing financial asset class for long-term-oriented investors.

                              IBBOTSON ASSOCIATES
                      SUMMARY STATISTICS OF ANNUAL RETURNS
                               FROM 1926 TO 2003
        Large Company Stocks                                          10.4%
        Ibbotson Small Company Stocks                                 12.7%
        Mid-Cap Stocks*<F1>                                           11.3%
        Low-Cap Stocks*<F1>                                           11.7%
        Micro-Cap Stocks*<F1>                                         12.7%
        Long-Term Corporate Bonds                                      5.9%
        Long-Term Government Bonds                                     5.4%
        Intermediate-Term Government Bonds                             5.4%
        Treasury Bills                                                 3.7%
        Inflation                                                      3.0%

        *<F1>  Source: Center for Security Prices, University of Chicago

Ibbotson Associates provides wonderful historical data that not only helps in keeping the faith in times of turmoil, but also keeps expectations realistic in periods of euphoria. Monthly updates from Ibbotson are expensive, but the above table covering 78 years of market history might be worth the subscription price all by itself! In the table, Mid-Cap stocks have market capitalizations between $1,167 and $4,794 million, Low-Caps are between $331 and $1,167 million and Micro-Caps are below $331 million.

While the markets may be long overdue for a normal and healthy correction, as there has not been so much as a 5% setback since last March, our outlook remains bullish. Equities have always been the place to be for the long-term oriented investor and we think 2004 will be a solid year, especially as alternative investments remain unappealing. Of course, as of this writing, the new year is off to a good start.

Those shareholders who are also subscribers to our Prudent Speculator newsletter have heard our reasons for optimism on many occasions, but they are worth repeating. We are in the seasonally favorable fourth year of the Presidential Cycle, the economic recovery is gaining strength, the Federal Reserve remains "patient" in keeping interest rates at historically low levels and dividend, capital gains and income tax cuts are still benefiting investors. In addition, the barrage of corporate earnings reports so far this year have been very good on average and merger and acquisition activity has picked up considerably.

Certainly, we can not expect this year's performance to duplicate last year's stellar returns, but even if we do a quarter as well, we will be quite pleased. As the table above indicates, large company stocks have historically returned 10.4% while small-company issues have enjoyed a 12.7% annualized rate of return. While The Al Frank Fund has only been around for six plus years, our strategy of buying and patiently holding broadly diversified portfolios of undervalued stocks has allowed us to handily beat those long-term Ibbotson numbers, even as the performance of the overall markets fell significantly below the historical averages.

There can never be any guarantees but we continue to shoot for 15% to 20% average annualized gains, which is in line with our historical performance rate. Of course, I must add that with inflation virtually non- existent and returns on 'risk-free' instruments incredibly low, even a 10% to 12% return going forward would be excellent!

All of us at Al Frank Asset Management appreciate your patronage and we promise that we will continue to put forth the "extra" that can turn an ordinary mutual fund into an extraordinary one! As I strongly believe in putting my money where my mouth is, I have recently added to my personal holdings in VALUX and I will soon be buying more shares.

As we work to improve communications with our shareholders, we have launched some very exciting e-mail newsletters and updates. Please visit
www.alfrankfund.com/ar for additional information and to sign up for this free
----------------------
service.

Sincerely,

/s/ John Buckingham

John Buckingham
President & Chief Portfolio Manager

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Investment performance reflects voluntary fee waivers in effect 1998 and 1999. In the absence of such waivers, total return would have been reduced. The advisor has since received reimbursement from the fund for these waivers.

Investing in securities of small and medium-capitalization companies may involve greater price volatility than large-capitalization companies. Mutual fund investing involves risk; loss of principal is possible.

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500, Russell 2000, and Wilshire 5000 Indices are unmanaged indices commonly used to measure performance of U.S. stocks. You cannot invest directly in an index. 02/04

                               THE AL FRANK FUND

Comparison of the change in value of a hypothetical $10,000 investment in The Al Frank Fund versus the Russell 2000 Index, the Wilshire 5000 Equity Index and the
                                 S&P 500 Index.

                    The Al        Wilshire 5000       Russell        S&P 500
    Date          Frank Fund      Equity Index       2000 Index       Index
    ----          ----------      ------------       ----------       -----
   1/2/1998        $10,000           $10,000          $10,000        $10,000
  6/30/1998         $9,830           $11,515          $10,493        $11,771
 12/31/1998         $9,070           $12,310           $9,746        $12,857
  6/30/1999        $11,350           $13,771          $10,650        $14,449
 12/31/1999        $14,550           $15,210          $11,818        $15,563
  6/30/2000        $16,160           $15,082          $12,177        $15,498
 12/31/2000        $15,566           $13,553          $11,461        $14,146
  6/30/2001        $19,130           $12,768          $12,246        $13,199
 12/31/2001        $20,195           $12,066          $11,745        $12,465
  6/30/2002        $18,968           $10,646          $11,193        $10,824
 12/31/2002        $14,945            $9,549           $9,339         $9,710
  6/30/2003        $18,649           $10,782          $11,009        $10,851
 12/31/2003        $26,598           $12,571          $13,753        $12,494

                        AVERAGE ANNUAL TOTAL RETURN1<F2>

                                Al Frank   S&P 500  Russell 2000  Wilshire 5000
                                  Fund      Index       Index      Equity Index
                                --------   -------  ------------  -------------
   1 Year                        77.97%    28.68%      47.25%        31.64%
   5 Year                        24.01%    -0.57%       7.13%         0.42%
   Since inception (1/2/98)      17.73%     3.78%       5.45%         3.89%

Past performance is no guarantee of future results. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares. Share value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original investment. Indices do not incur expenses and are not available for investment.

1<F2> Average Annual Total Return represents the average change in account value over the periods indicated.

The Wilshire 5000 Equity Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange. As of 12/00, the index was comprised of 6,590 companies.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The valuation calculation for the S&P 500 Index and Russell 2000 Index is for the period December 31, 1997 through December 31, 2003.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003

   Shares      Common Stocks: 93.68%                              Market Value
   ------      ---------------------                              ------------
               ADVANCED INDUSTRIAL EQUIPMENT:  0.65%
     4,002     MTS Systems Corp.                                  $     76,958
    40,700     New Focus, Inc.*<F3>                                    204,314
    49,000     O.I. Corp.*<F3>                                         428,701
    80,000     The Lamson & Sessions Co.*<F3>                          461,600
                                                                  ------------
                                                                     1,171,573
                                                                  ------------

               ADVANCED MEDICAL DEVICES:  1.14%
    20,000     Coherent, Inc.*<F3>                                     476,000
   273,300     Equidyne Corp.*<F3>                                     163,980
    15,074     Utah Medical Products, Inc.*<F3>                        390,718
   144,950     Vascular Solutions, Inc.*<F3>                           847,958
     8,000     VISX, Inc.*<F3>                                         185,200
                                                                  ------------
                                                                     2,063,856
                                                                  ------------

               AEROSPACE & DEFENSE: 3.29%
    24,100     AAR Corp.                                               360,295
    60,000     BE Aerospace, Inc.*<F3>                                 324,000
    20,000     Ducommun, Inc.*<F3>                                     447,000
    37,500     Kaman Corp. - Class A                                   477,375
   210,200     LMI Aerospace, Inc.*<F3>                                420,400
    13,000     Lockheed Martin Corp.                                   668,200
    75,000     Orbit International Corp.*<F3>                          562,500
    12,300     Pemco Aviation Group, Inc.*<F3>                         424,350
     5,000     Precision Castparts Corp.                               227,050
    13,000     Raytheon Co.                                            390,520
     5,000     Rockwell Collins, Inc.                                  150,150
    80,000     SIFCO Industries, Inc.*<F3>                             335,200
    25,000     The Allied Defense Group, Inc.*<F3>                     597,750
    13,000     The Boeing Co.                                          547,820
                                                                  ------------
                                                                     5,932,610
                                                                  ------------

               AIR FREIGHT/COURIERS: 0.01%
        99     FedEx Corp.                                               6,683
                                                                  ------------

               AIRLINES: 0.78%
    40,000     Airtran Holdings, Inc.*<F3>                             476,000
    11,500     Delta Air Lines, Inc.                                   135,815
    20,000     Koninklijke Luchtvaart Maatschappij #<F4>               324,200
   110,000     Midwest Express Holdings, Inc.*<F3>                     463,100
                                                                  ------------
                                                                     1,399,115
                                                                  ------------

               ALUMINUM:  0.38%
    18,000     Alcoa, Inc.                                             684,000
                                                                  ------------

               AUTOMOBILE MANUFACTURERS: 0.81%
    12,000     DaimlerChrysler AG #<F4>                                554,640
    30,000     Ford Motor Co.                                          480,000
     8,000     General Motors Corp.                                    427,200
                                                                  ------------
                                                                     1,461,840
                                                                  ------------

               AUTOMOBILE PARTS & EQUIPMENT: 1.41%
    20,000     ArvinMeritor, Inc.                                      482,400
    15,000     Cooper Tire & Rubber Co.                                320,700
    55,000     Dura Automotive Systems, Inc.*<F3>                      702,350
    60,000     The Goodyear Tire & Rubber Co.                          471,600
    55,000     Visteon Corp.                                           572,550
                                                                  ------------
                                                                     2,549,600
                                                                  ------------

               BANKS: 2.64%
    52,469     BFC Financial Corp. - Class A*<F3>                      731,418
     6,000     Bank of America Corp.                                   482,580
     9,000     Bank One Corp.                                          410,310
    20,000     BankAtlantic Bancorp, Inc. - Class A                    380,000
    13,000     Capstead Mortgage Corp.                                 218,140
    10,000     Citigroup, Inc.                                         485,400
     1,605     HSBC Holdings plc - ADR #<F4>                           126,506
    20,000     MBNA Corp.                                              497,000
    12,000     National City Corp.                                     407,280
    10,000     Sovereign Bancorp, Inc.                                 237,500
     8,000     Wachovia Corp.                                          372,720
     7,000     Wells Fargo & Co.                                       412,230
                                                                  ------------
                                                                     4,761,084
                                                                  ------------

               BIOTECHNOLOGY: 0.47%
    35,000     King Pharmaceuticals, Inc.*<F3>                         534,100
   170,100     Zonagen, Inc.*<F3>                                      314,685
                                                                  ------------
                                                                       848,785
                                                                  ------------

               BUILDING MATERIALS:  0.85%
     2,000     Hughes Supply, Inc.                                      99,240
    15,000     International Aluminum Corp.                            410,400
    20,000     JLG Industries, Inc.                                    304,600
     5,000     NCI Building Systems, Inc.*<F3>                         119,500
    30,000     Omnova Solutions, Inc.*<F3>                             144,000
   300,000     Smith-Midland Corp.*<F3>                                255,000
     6,000     The Sherwin-Williams Co.                                208,440
                                                                  ------------
                                                                     1,541,180
                                                                  ------------

               BUSINESS SERVICES:  4.47%
    40,000     Ambassadors International, Inc.                         500,000
   145,000     Analysts International Corp.*<F3>                       488,650
    90,000     Computer Horizons Corp.*<F3>                            353,700
    65,000     Edgewater Technology, Inc.*<F3>                         319,800
   151,100     HealthStream, Inc.*<F3>                                 392,860
    30,000     IKON Office Solutions, Inc.                             355,800
    60,000     InFocus Corp.*<F3>                                      580,800
    70,000     Insweb Corp.*<F3>                                       322,700
    45,000     MasTec, Inc.*<F3>                                       666,450
   105,000     Onvia.com, Inc.*<F3>                                    487,200
    49,630     Quotesmith.com, Inc.*<F3>                               244,229
    10,861     Right Management Consultants, Inc.*<F3>                 202,666
   375,000     Technology Solutions Co.*<F3>                           469,125
   150,000     Traffix, Inc.*<F3>                                      817,500
    98,823     ValueClick, Inc.*<F3>                                   897,313
    85,000     Vicon Industries, Inc.*<F3>                             397,800
   115,000     Zomax, Inc.*<F3>                                        573,850
                                                                  ------------
                                                                     8,070,443
                                                                  ------------

               CASINOS:  0.19%
     5,000     MGM MIRAGE*<F3>                                         188,050
     5,000     Station Casinos, Inc.*<F3>                              153,150
                                                                  ------------
                                                                       341,200
                                                                  ------------

               CHEMICALS - COMMODITY: 0.68%
    10,000     E.I. Du Pont de Nemours and Co.                         458,900
    18,000     Olin Corp.                                              361,080
    10,000     The Dow Chemical Co.                                    415,700
                                                                  ------------
                                                                     1,235,680
                                                                  ------------

               CHEMICALS - SPECIALTY: 1.44%
    30,000     Crompton Corp.                                          215,100
    15,000     Great Lakes Chemical Corp.                              407,850
    30,000     IMC Global, Inc.                                        297,900
    20,000     OM Group, Inc.*<F3>                                     523,800
    15,000     Octel Corp. #<F4>                                       295,350
     4,000     Spartech Corp.                                           98,560
    75,000     Wellman, Inc.                                           765,750
                                                                  ------------
                                                                     2,604,310
                                                                  ------------

               CLOTHING/FABRICS:  2.41%
    22,500     Delta Apparel, Inc.                                     405,225
    20,000     Haggar Corp.                                            390,200
   100,000     Hartmarx Corp.*<F3>                                     417,000
     5,075     Kellwood Co.                                            208,075
    10,000     Oxford Industries, Inc.                                 338,800
    10,000     Phillips-Van Heusen Corp.                               177,400
    45,000     Quaker Fabric Corp.*<F3>                                427,500
    30,000     Quicksilver, Inc.*<F3>                                  531,900
    25,000     Russell Corp.                                           439,000
    30,000     Tommy Hilfiger Corp.*<F3>#<F4>                          444,300
    85,000     Tropical Sportswear International Corp.*<F3>            185,300
    60,000     Unifi, Inc.*<F3>                                        387,000
                                                                  ------------
                                                                     4,351,700
                                                                  ------------

               COMMUNICATIONS TECHNOLOGY:  5.16%
    85,000     3Com Corp.*<F3>                                         694,450
    45,000     Andrew Corp.*<F3>                                       517,950
    98,000     Avanex Corp.*<F3>                                       489,020
    40,000     Avici Systems, Inc.*<F3>                                318,000
   180,000     Blonder Tongue Laboratories, Inc.*<F3>                  577,800
    65,000     Communications Systems, Inc.*<F3>                       520,650
    25,000     Comverse Technology, Inc.*<F3>                          439,750
    45,000     Cosine Communications, Inc.*<F3>                        332,100
   250,000     deltathree, Inc. - Class A*<F3>                         730,000
    66,000     Digi International, Inc.*<F3>                           633,600
   160,000     Forgent Networks, Inc.*<F3>                             403,200
    30,500     Net2Phone, Inc.*<F3>                                    207,400
    60,000     Network Equipment Technologies, Inc.*<F3>               660,000
    46,346     Novell, Inc.*<F3>                                       487,560
   173,600     Pinnacor, Inc.*<F3>                                     404,488
    23,000     Polycom, Inc.*<F3>                                      448,960
     1,059     SR Telecom, Inc.*<F3>#<F4>                                6,672
    40,000     Stratos International, Inc.*<F3>                        271,200
    27,609     Symmetricom, Inc.*<F3>                                  200,994
    98,900     TII Network Technologies, Inc.*<F3>                     209,668
    90,000     Tellabs, Inc.*<F3>                                      758,700
                                                                  ------------
                                                                     9,312,162
                                                                  ------------

               COMPUTERS:  3.25%
    70,000     Adaptec, Inc.*<F3>                                      618,100
    35,000     Apple Computer, Inc.*<F3>                               747,950
    25,000     Computer Network Technology Corp.*<F3>                  238,500
   100,000     Gateway, Inc.*<F3>                                      460,000
    22,500     Hewlett Packard Co.                                     516,825
    75,000     Iomega Corp.*<F3>                                       448,500
    40,000     Maxtor Corp.*<F3>                                       444,000
   100,000     Optimal Robotics Corp. - Class A*<F3>#<F4>              799,000
    15,000     Storage Technology Corp.*<F3>                           386,250
   125,000     Sun Microsystems, Inc.*<F3>                             561,250
    55,000     Western Digital Corp.*<F3>                              648,450
                                                                  ------------
                                                                     5,868,825
                                                                  ------------

               CONSUMER SERVICES: 0.41%
   135,700     Dynabazaar, Inc.*<F3>                                    44,781
    10,000     H & R Block, Inc.                                       553,700
     4,000     SINA.com*<F3> #<F4>                                     135,000
                                                                  ------------
                                                                       733,481
                                                                  ------------

               CONTAINERS & PACKAGING: 0.55%
    67,500     American Biltrite, Inc.                                 519,750
    80,000     Applied Extrusion Technologies, Inc.*<F3>               212,000
    45,000     Rock of Ages Corp.                                      259,650
                                                                  ------------
                                                                       991,400
                                                                  ------------

               COSMETICS/PERSONAL CARE: 0.13%
    10,000     Helen of Troy Ltd.*<F3> #<F4>                           231,500
                                                                  ------------

               ELECTRIC & GAS:  0.17%
    15,000     Duke Energy Corp.                                       306,750
                                                                  ------------

               ELECTRIC MANUFACTURING SERVICES: 0.66%
    40,000     Flextronics International LTD*<F3>#<F4>                 593,600
   100,000     Solectron Corp.*<F3>                                    591,000
                                                                  ------------
                                                                     1,184,600
                                                                  ------------

               ELECTRICAL COMPONENTS & EQUIPMENT:  2.79%
   114,900     Aetrium, Inc.*<F3>                                      358,488
    20,000     American Power Conversion Corp.*<F3>                    489,000
    25,000     AVX Corp.                                               415,500
   129,600     BMC Industries, Inc.*<F3>                                 6,480
    25,000     C&D Technologies, Inc.                                  479,250
    45,000     Frequency Electronics, Inc.                             652,500
    70,000     Innovex, Inc.*<F3>                                      590,100
    15,000     InVision Technologies, Inc.*<F3>                        503,550
    40,000     Kemet Corp.*<F3>                                        547,600
    17,000     Nam Tai Electronics, Inc. #<F4>                         477,360
     7,600     RF Industries, Ltd.*<F3>                                 60,572
    20,000     Vishay Intertechnology, Inc.*<F3>                       458,000
                                                                  ------------
                                                                     5,038,400
                                                                  ------------

               FINANCIAL SERVICES, DIVERSIFIED:  0.65%
     7,000     Fannie Mae                                              525,420
    55,000     Providian Financial Corp. *<F3>                         640,200
                                                                  ------------
                                                                     1,165,620
                                                                  ------------

               FIXED LINE COMMUNICATIONS: 1.60%
   210,000     ADC Telecommunications, Inc.*<F3>                       623,700
    20,000     AT&T Corp.                                              406,000
    17,000     BellSouth Corp.                                         481,100
    78,786     Endwave Corp.*<F3>                                      583,016
    17,000     SBC Communications, Inc.                                443,190
    10,000     Verizon Communications, Inc.                            350,800
                                                                  ------------
                                                                     2,887,806
                                                                  ------------

               FOOD MANUFACTURERS:  0.79%
    32,000     Archer-Daniels-Midland Co.                              487,040
    12,500     Kraft Foods, Inc. - Class A                             402,750
    25,000     Sara Lee Corp.                                          542,750
                                                                  ------------
                                                                     1,432,540
                                                                  ------------

               FOOD RETAILERS:  0.75%
    25,000     Albertson's, Inc.                                       566,250
    20,000     Safeway, Inc.*<F3>                                      438,200
    35,000     Winn-Dixie Stores, Inc.                                 348,250
                                                                  ------------
                                                                     1,352,700
                                                                  ------------

               FOOTWEAR:  1.40%
    50,000     Deckers Outdoor Corp.*<F3>                            1,025,000
    27,500     Maxwell Shoe Company, Inc. - Class A*<F3>               466,675
     5,000     R. G. Barry Corp.*<F3>                                   21,950
    30,000     Saucony, Inc. - Class B*<F3>                            519,900
    11,000     Steve Madden, Ltd.*<F3>                                 224,400
     5,000     The Timberland Co. - Class A*<F3>                       260,350
                                                                  ------------
                                                                     2,518,275
                                                                  ------------

               FOREST PRODUCTS:  0.41%
    10,000     Georgia-Pacific Corp.                                   306,700
    25,000     Pope & Talbot, Inc.                                     440,250
                                                                  ------------
                                                                       746,950
                                                                  ------------

               HEALTHCARE PROVIDERS:  3.67%
    10,000     Aetna, Inc.                                             675,800
    90,000     American Shared Hospital Services                       540,000
    37,000     Curative Health                                         510,600
       130     Five Star Quality Care, Inc.*<F3>                           572
    12,000     HCA, Inc.                                               515,520
    27,000     HEALTHSOUTH Corp.*<F3>                                  123,930
    20,000     Humana, Inc.*<F3>                                       457,000
    23,365     LCA-Vision, Inc.*<F3>                                   494,637
    15,000     Lincare Holdings, Inc.*<F3>                             450,450
    60,000     Orthodontic Centers of America, Inc.*<F3>               483,000
    12,000     Oxford Health Plans, Inc.*<F3>                          522,000
     9,400     PacifiCare Health Systems, Inc.*<F3>                    635,440
    49,000     Res-Care, Inc.*<F3>                                     396,900
    25,000     Tenet Healthcare Corp.*<F3>                             401,250
     7,000     UnitedHealth Group, Inc.                                407,260
                                                                  ------------
                                                                     6,614,359
                                                                  ------------

               HEAVY CONSTRUCTION: 0.10%
    44,050     Williams Industries, Inc.*<F3>                          171,795
                                                                  ------------

               HEAVY MACHINERY:  0.07%
     1,800     A.O. Smith Corp.                                         63,090
     9,700     Katy Industries, Inc.*<F3>                               55,387
                                                                  ------------
                                                                       118,477
                                                                  ------------

               HOME CONSTRUCTION: 3.66%
     6,500     Beazer Homes USA, Inc.*<F3>                             634,790
    10,000     Cavco Industries, Inc.*<F3>                             240,000
     5,000     Centex, Corp.                                           538,250
    20,000     D.R. Horton, Inc.                                       865,200
    15,000     Fleetwood Enterprises, Inc.*<F3>                        153,900
     3,000     Hovanian Enterprises, Inc. - Class A*<F3>               261,180
     7,000     KB Home                                                 507,640
     5,000     Lennar Corp. - Class A                                  480,000
    14,000     Orleans Homebuilders, Inc.                              396,620
     5,000     Pulte Homes, Inc.                                       468,100
    50,000     Rexhall Industries, Inc.*<F3>                           162,000
     5,000     Ryland Group, Inc.                                      443,200
     8,500     Standard Pacific Corp.                                  412,675
    12,000     Toll Brothers, Inc.*<F3>                                477,120
    27,000     WCI Communities, Inc.*<F3>                              556,470
                                                                  ------------
                                                                     6,597,145
                                                                  ------------

               HOME FURNISHINGS:  0.84%
    60,000     Applica, Inc.*<F3>                                      456,000
    20,000     Chromcraft Revington, Inc.*<F3>                         226,800
     6,000     Craftmade International, Inc.                           157,440
    45,000     The Dixie Group, Inc.*<F3>                              345,600
     4,500     Whirlpool Corp.                                         326,925
                                                                  ------------
                                                                     1,512,765
                                                                  ------------

               HOUSE-DURABLE: 0.73%
    27,500     Department 56, Inc.*<F3>                                360,250
    65,000     Global-Tech Appliances, Inc.*<F3>                       564,850
    17,500     Newell Rubbermaid, Inc.                                 398,475
                                                                  ------------
                                                                     1,323,575
                                                                  ------------

               HOUSE-NON-DURABLE: 0.11%
     7,000     Central Garden & Pet Co.*<F3>                           196,210
                                                                  ------------

               INDUSTRIAL & COMMERCIAL SERVICES:  0.83%
    20,000     Avnet, Inc.*<F3>                                        433,200
    60,000     Nu Horizons Electronics Corp.*<F3>                      588,000
    27,000     Spectrum Control, Inc.*<F3>                             214,947
    75,000     Trio-Tech International*<F3>                            270,000
                                                                  ------------
                                                                     1,506,147
                                                                  ------------

               INDUSTRIAL DIVERSIFIED: 0.81%
    30,000     GenCorp, Inc.                                           323,100
    15,000     General Electric Co.                                    464,700
    33,000     McRae Industries, Inc. - Class A                        330,000
    40,000     P & F Industries, Inc. - Class A*<F3>                   344,000
                                                                  ------------
                                                                     1,461,800
                                                                  ------------

               INSURANCE, FULL LINE: 0.67%
     6,500     American International Group, Inc.                      430,820
     4,000     Anthem, Inc.*<F3>                                       300,000
     8,000     Hartford Financial Services Group, Inc.                 472,240
                                                                  ------------
                                                                     1,203,060
                                                                  ------------

               INSURANCE, LIFE: 0.61%
     2,500     National Western Life Insurance Co. - Class A*<F3>      387,125
     7,000     Torchmark Corp.                                         318,780
    25,000     Unum Provident Corp.                                    394,250
                                                                  ------------
                                                                     1,100,155
                                                                  ------------

               INSURANCE, PROPERTY & CASUALTY: 1.74%
     8,000     MGIC Investment Corp.                                   455,520
    20,000     Merchants Group, Inc.                                   476,400
    25,000     PXRE Group LTD#<F4>                                     589,250
     7,000     Radian Group, Inc.                                      341,250
    25,000     RTW, Inc.*<F3>                                          161,000
    16,000     St. Paul Companies, Inc.                                634,400
    11,000     The Allstate Corp.                                      473,220
       172     Travelers Property Casualty Corp. - Class A*<F3>          2,886
       355     Travelers Property Casualty Corp. - Class B*<F3>          6,024
                                                                  ------------
                                                                     3,139,950
                                                                  ------------

               LODGING: 0.18%
    30,000     Park Place Entertainment*<F3>                           324,900
                                                                  ------------

               MARINE TRANSPORTATION/SHIPPING (NON-ENERGY):  0.49%
    45,000     Sea Containers Ltd. - Class A#<F4>                      821,250
     6,500     Stolt-Nielsen S.A. - ADR #<F4>                           62,140
                                                                  ------------
                                                                       883,390
                                                                  ------------

               MEDICAL SUPPLIES: 0.84%
    16,500     Baxter International, Inc.                              503,580
    30,000     Cantel Medical Corp.*<F3>                               485,700
    15,500     McKesson Corp.                                          498,480
       603     Medco Health Solutions, Inc.                             20,496
                                                                  ------------
                                                                     1,508,256
                                                                  ------------

               MERCHANT ENERGY PROVIDERS: 0.43%
    20,000     Aquila, Inc.                                             67,800
    70,000     Calpine Corp.*<F3>                                      336,700
    70,000     Mirant Corp.*<F3>                                        27,300
    20,000     Xcel Energy, Inc.                                       339,600
                                                                  ------------
                                                                       771,400
                                                                  ------------

               OIL, DRILLING: 1.05%
    17,500     GlobalSantaFe Corp.#<F4>                                434,525
    10,000     Nabors Industries, Ltd.*<F3> #<F4>                      415,000
     4,000     Rowan Companies, Inc.                                    92,680
    40,000     The Wiser Oil Co.*<F3>                                  338,000
    22,500     Transocean, Inc.#<F4>                                   540,225
     3,000     Unit Corp.*<F3>                                          70,650
                                                                  ------------
                                                                     1,891,080
                                                                  ------------

               OIL, INTEGRATED MAJORS: 0.83%
     9,500     Anadarko Petroleum Corp.                                484,595
    12,000     Exxon Mobil Corp.                                       492,000
    16,000     Marathon Oil Corp.                                      529,440
                                                                  ------------
                                                                     1,506,035
                                                                  ------------

               OIL, EQUIPMENT & SERVICES: 1.33%
    45,000     Key Energy Services, Inc.*<F3>                          463,950
    20,000     Maverick Tube Corp.*<F3>                                385,000
    26,000     Oceaneering International, Inc.*<F3>                    728,000
    15,000     Offshore Logistics, Inc.*<F3>                           367,800
    15,000     Tidewater Inc.                                          448,200
                                                                  ------------
                                                                     2,392,950
                                                                  ------------

               OIL, REFINERS: 1.20%
    52,000     Giant Industries, Inc.*<F3>                             622,960
    12,000     Holly Corp.                                             330,000
    45,000     Tesoro Petroleum Corp.                                  655,650
    12,000     Valero Energy Corp.                                     556,080
                                                                  ------------
                                                                     2,164,690
                                                                  ------------

               OIL, SECONDARY: 0.42%
     1,690     Apache Corp.                                            137,059
     5,000     Devon Energy Corp.                                      286,300
    27,500     Vintage Petroleum, Inc.                                 330,825
                                                                  ------------
                                                                       754,184
                                                                  ------------

               OIL, TRANSPORTATION/SHIPPING: 1.17%
    95,000     OMI Corp.*<F3>#<F4>                                     848,350
    10,000     Overseas Shipholding Group, Inc.                        340,500
     8,000     Teekay Shipping Corp. #<F4>                             456,240
    25,000     Tsakos Energy Navigation LTD.#<F4>                      461,250
                                                                  ------------
                                                                     2,106,340
                                                                  ------------

               OTHER NON-FERROUS:  0.21%
     5,000     Phelps Dodge Corp.*<F3>                                 380,450
                                                                  ------------

               PAPER PRODUCTS: 0.54%
    14,000     Boise Cascade Corp.                                     460,040
    12,000     International Paper Co.                                 517,320
                                                                  ------------
                                                                       977,360
                                                                  ------------

               PHARMACEUTICALS: 2.03%
    20,000     Bristol-Myers Squibb Co.                                572,000
    12,000     Johnson & Johnson                                       619,920
    13,500     Merck & Co. Inc.                                        623,700
     8,000     Novartis AG ADR#<F4>                                    367,120
    20,000     Pfizer, Inc.                                            706,600
    20,000     Schering-Plough Corp.                                   347,800
    10,000     Wyeth                                                   424,500
                                                                  ------------
                                                                     3,661,640
                                                                  ------------

               POLLUTION CONTROL/WASTE MANAGEMENT:  0.27%
    50,000     IMCO Recycling, Inc.*<F3>                               494,500
                                                                  ------------

               PRECIOUS METALS:  0.19%
    35,000     Stillwater Mining Co.*<F3>                              334,950
                                                                  ------------

               RAILROADS: 1.30%
    15,000     Burlington Northern Santa Fe Corp.                      485,250
    20,000     CSX Corp.                                               718,800
    25,000     Norfolk Southern Corp.                                  591,250
     8,000     Union Pacific Corp.                                     555,840
                                                                  ------------
                                                                     2,351,140
                                                                  ------------

               REAL ESTATE INVESTMENT:  0.54%
    40,000     HRPT Properties Trust                                   403,600
   120,000     Jameson Inns, Inc.                                      282,000
     6,000     LNR Property Corp.                                      297,060
                                                                  ------------
                                                                       982,660
                                                                  ------------

               RECREATIONAL PRODUCTS:  2.30%
    25,000     Action Performance Companies, Inc.                      490,000
    12,000     Brunswick Corp.                                         381,960
    30,000     Callaway Golf Co.                                       505,500
    59,700     Coastcast Corp.*<F3>                                    118,206
    60,000     Concord Camera Corp.*<F3>                               555,000
    17,500     Eastman Kodak Co.                                       449,225
   100,000     Huffy Corp.*<F3>                                        525,000
    27,500     K2, Inc.*<F3>                                           418,275
    50,000     The Nautilus Group, Inc.                                702,500
                                                                  ------------
                                                                     4,145,666
                                                                  ------------

               RESTAURANTS:  0.49%
    20,000     CKE Restaurants, Inc.*<F3>                              127,800
    20,000     Landry's Restaurants, Inc.                              514,400
    10,000     McDonald's Corp.                                        248,300
                                                                  ------------
                                                                       890,500
                                                                  ------------

               RETAILERS, APPAREL:  1.33%
    26,000     Abercrombie & Fitch Co. - Class A*<F3>                  642,460
    25,000     American Eagle Outfitters, Inc.*<F3>                    410,000
    10,000     AnnTaylor Stores Corp.*<F3>                             390,000
    15,000     Burlington Coat Factory Warehouse Corp.                 317,400
    55,000     Gadzooks, Inc.*<F3>                                      85,250
    60,000     Goody's Family Clothing, Inc.                           561,600
                                                                  ------------
                                                                     2,406,710
                                                                  ------------

               RETAILERS, BROADLINE: 0.64%
    20,000     J. C. Penney Company, Inc.                              525,600
     5,000     Nordstrom, Inc.                                         171,500
    10,000     Sears, Roebuck and Co.                                  454,900
                                                                  ------------
                                                                     1,152,000
                                                                  ------------

               RETAILERS, SPECIALTY: 2.51%
    21,000     AutoNation, Inc.*<F3>                                   385,770
    13,000     Barnes & Noble, Inc.*<F3>                               427,050
    50,000     Circuit City Stores, Inc.                               506,500
    35,000     Friedman's Inc. - Class A                               234,850
    20,000     Jo-Ann Stores, Inc. - Class B*<F3>                      408,000
    10,000     Michaels Stores, Inc.*<F3>                              442,000
     6,000     REX Stores Corp.*<F3>                                    84,960
     8,000     TBC Corp.*<F3>                                          206,480
    20,000     The Home Depot, Inc.                                    709,800
     4,000     The Pep Boys - Manny, Moe & Jack                         91,480
    70,000     Toys "R" Us, Inc.*<F3>                                  884,800
    20,000     Trans World Entertainment Corp.*<F3>                    142,400
                                                                  ------------
                                                                     4,524,090
                                                                  ------------

               SAVINGS & LOANS: 1.00%
    13,000     FirstFed Financial Corp.*<F3>                           565,500
     2,000     Golden West Financial Corp.                             206,380
    22,000     PVF Capital Corp.                                       354,178
    17,000     Washington Mutual, Inc                                  682,040
                                                                  ------------
                                                                     1,808,098
                                                                  ------------

               SECURITIES BROKERS:  0.61%
     8,000     Lehman Brothers Holdings, Inc.                          617,760
     6,000     The Bear Stearns Companies, Inc.                        479,700
                                                                  ------------
                                                                     1,097,460
                                                                  ------------

               SEMICONDUCTOR, CAPITAL EQUIPMENT: 1.81%
     8,000     Applied Materials, Inc.*<F3>                            179,600
    17,500     Brooks Automation, Inc.*<F3>                            422,975
    17,000     Cohu, Inc.                                              325,550
    40,000     Credence Systems Corp.*<F3>                             526,400
    75,000     Electroglas, Inc.*<F3>                                  273,750
    25,000     Kulicke and Soffa Industries, Inc.*<F3>                 359,500
    12,500     Lam Research Corp.*<F3>                                 403,750
    37,000     Mattson Technology, Inc.*<F3>                           452,140
     3,000     Novellus Systems, Inc.*<F3>                             126,150
     4,500     Varian Semiconductor Equipment Associates, Inc.*<F3>    196,605
                                                                  ------------
                                                                     3,266,420
                                                                  ------------

               SEMICONDUCTOR, GRAPHICS CHIPS: 1.38%
    40,000     ESS Technology, Inc.*<F3>                               680,400
    22,000     NVIDIA Corp.*<F3>                                       511,500
    45,000     Trident Microsystems, Inc.*<F3>                         783,891
   163,900     Tvia, Inc.*<F3>                                         408,111
   205,288     Vialta, Inc. - Class A*<F3>                             110,856
                                                                  ------------
                                                                     2,494,758
                                                                  ------------

               SEMICONDUCTOR, MICROPROCESSORS: 2.98%
    30,000     Advanced Micro Devices, Inc.*<F3>                       447,000
    55,000     Atmel Corp.*<F3>                                        330,550
    12,000     Cypress Semiconductor Corp.*<F3>                        256,320
    80,000     Dataram Corp.*<F3>                                      345,600
    45,600     Diodes, Inc.*<F3>                                       866,400
    30,000     Integrated Silicon Solution, Inc.*<F3>                  470,100
     6,000     International Rectifier Corp.*<F3>                      296,460
    50,000     Lattice Semiconductor Corp.*<F3>                        484,000
    70,000     LSI Logic Corp.*<F3>                                    620,900
    42,500     Micron Technology, Inc.*<F3>                            572,475
     4,375     National Semiconductor Corp.*<F3>                       172,419
     4,449     Siliconix, Inc.*<F3>                                    203,319
    38,200     Tower Semiconductor Ltd.*<F3> #<F4>                     301,398
                                                                  ------------
                                                                     5,366,941
                                                                  ------------

               SEMICONDUCTOR, PROGRAMMABLE LOGIC DEVICES: 0.61%
       646     Agere Systems, Inc. - Class A*<F3>                        1,970
    15,873     Agere Systems, Inc. - Class B*<F3>                       46,032
    25,000     Genesis Microchip, Inc.*<F3>                            451,000
    35,000     Integrated Device Tech, Inc.*<F3>                       600,950
                                                                  ------------
                                                                     1,099,952
                                                                  ------------

               SOFTWARE:  5.44%
   135,000     American Software, Inc. - Class A*<F3>                  966,465
   134,100     Apropos Technology, Inc.*<F3>                           466,668
    14,500     Ascential Software Corp.*<F3>                           375,985
    29,500     Aspect Communications Corp.*<F3>                        464,920
    10,000     Autodesk, Inc.                                          245,800
    24,000     BMC Software, Inc.*<F3>                                 447,600
    53,100     CAM Commerce Solutions, Inc.*<F3>                       377,010
    90,000     Captaris, Inc.*<F3>                                     505,800
     8,450     Click Commerce, Inc.*<F3>                                43,264
   125,000     Compuware Corp.*<F3>                                    755,000
    15,800     Concerto Software, Inc.*<F3>                            189,284
   188,286     Corio, Inc.*<F3>                                        515,904
    21,000     Electronics for Imaging, Inc.*<F3>                      546,420
    72,000     Keynote Systems, Inc.*<F3>                              856,800
   219,100     Net Perceptions, Inc.*<F3>                               87,640
    33,799     NetManage, Inc.*<F3>                                    178,121
    82,700     Peerless Systems Corp.*<F3>                             206,750
    48,100     Previo, Inc.*<F3>                                         7,696
    13,336     Quovadx, Inc.*<F3>                                       65,346
    35,000     Rainbow Technologies, Inc.*<F3>                         394,100
   110,000     Roxio, Inc.*<F3>                                        526,900
   164,600     SEEC, Inc.*<F3>                                          57,610
    75,000     Selectica, Inc.*<F3>                                    321,000
    25,000     SonicWALL, Inc.*<F3>                                    195,000
    30,000     Unisys Corp.*<F3>                                       445,500
   328,500     VIA NET.WORKS, Inc.*<F3>                                561,735
                                                                  ------------
                                                                     9,804,318
                                                                  ------------

               STEEL:  0.71%
    35,000     AK Steel Holding Corp.*<F3>                             178,500
    50,000     Ryerson Tull, Inc.                                      572,500
    15,000     United States Steel Corp.                               525,300
                                                                  ------------
                                                                     1,276,300
                                                                  ------------

               TOBACCO: 0.96%
     8,000     Altria Group, Inc.                                      435,360
    60,000     Dimon, Inc.                                             405,000
     8,000     R.J. Reynolds Tobacco Holdings, Inc.                    465,200
    12,000     UST, Inc.                                               428,280
                                                                  ------------
                                                                     1,733,840
                                                                  ------------

               TOYS: 1.12%
    52,000     Acclaim Entertainment, Inc.*<F3>                         33,800
    20,000     Hasbro, Inc.                                            425,600
    22,500     Mattel, Inc.                                            433,575
    45,000     THQ, Inc.*<F3>                                          760,950
    35,000     The Topps Co.*<F3>                                      359,100
                                                                  ------------
                                                                     2,013,025
                                                                  ------------

               TRANSPORTATION EQUIPMENT:  0.37%
     2,225     Cummins, Inc.                                           108,891
    18,000     Trinity Industries, Inc.                                555,120
                                                                  ------------
                                                                       664,011
                                                                  ------------

               TRUCKING:  0.34%
    10,000     Arkansas Best Corp.*<F3>                                313,900
     2,750     SCS Transportation, Inc.*<F3>                            48,345
     7,000     Yellow Corp.*<F3>                                       253,190
                                                                  ------------
                                                                       615,435
                                                                  ------------

               WIRELESS COMMUNICATIONS:  1.88%
   115,000     Aether Systems, Inc.*<F3>                               546,250
    55,000     AT&T Wireless Services, Inc.*<F3>                       439,450
    37,000     Brightpoint, Inc.*<F3>                                  638,250
    45,000     Corning, Inc.*<F3>                                      469,350
    30,000     Nokia Corp. ADR#<F4>                                    510,000
    93,333     Vyyo, Inc.*<F3>                                         796,130
                                                                  ------------
                                                                     3,399,430
                                                                  ------------
               Total Common Stocks (Cost $139,212,495):           $168,984,985
                                                                  ------------

 Shares/
Principal      Short-Term Investments:  10.56%
---------      -------------------------------
               COMMERCIAL PAPER: 3.33%
$3,000,000     American Express Commercial Paper                     2,999,596
 3,000,000     Citigroup Global Commercial Paper                     2,999,693
                                                                  ------------
                                                                     5,999,289
                                                                  ------------

               MONEY MARKET FUNDS: 7.23%
 4,869,962     Dreyfus Treasury Prime Cash
                 Management - Investor Class                         4,869,962
 8,167,934     SEI Daily Income Treasury Government - Class B        8,167,934
                                                                  ------------
                                                                    13,037,896
                                                                  ------------
               Total Short-Term Investments (Cost $19,037,185)      19,037,185
                                                                  ------------
               Total Investments in Securities
                 (Cost $158,249,680):  104.24%                     188,022,170
               Liabilities in Excess of Other Assets: (4.24%)       (7,642,132)
                                                                  ------------
               Net Assets:  100.00%                               $180,380,038
                                                                  ------------
                                                                  ------------

*<F3>  Non-income producing security.
#<F4>  U.S. Security of a foreign issuer.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2003

ASSETS
   Investments in securities, at value (cost $158,249,680)        $188,022,170
   Receivables:
       Fund shares sold                                              3,373,981
       Dividends and interest                                          105,743
   Prepaid expenses                                                     18,736
                                                                  ------------
           Total assets                                            191,520,630
                                                                  ------------

LIABILITIES
   Payables:
       Securities purchased                                         10,786,322
       Fund shares redeemed                                            129,280
       Due to advisor                                                  129,231
       Distribution fees                                                32,308
       Administration fees                                              18,906
       Custodian fees                                                    5,031
       Transfer agent fees                                              18,129
   Accrued expenses                                                     21,385
                                                                  ------------
           Total liabilities                                        11,140,592
                                                                  ------------
NET ASSETS                                                        $180,380,038
                                                                  ------------
                                                                  ------------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     [$180,380,038/7,344,598 shares outstanding; unlimited number
     of shares (par value $.01) authorized]                       $      24.56
                                                                  ------------
                                                                  ------------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                $152,579,042
   Accumulated net realized loss on investments                     (1,971,494)
   Net unrealized appreciation on investments                       29,772,490
                                                                  ------------
           Net assets                                             $180,380,038
                                                                  ------------
                                                                  ------------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Income
       Dividends (Net of foreign tax $1,346)                       $   700,938
       Interest                                                         31,965
                                                                   -----------
           Total income                                                732,903
                                                                   -----------
   Expenses
       Advisory fees (Note 3)                                          699,272
       Distribution fees (Note 4)                                      174,818
       Administration fees (Note 3)                                    126,460
       Transfer agent fees                                             102,428
       Fund accounting fees                                             45,365
       Professional fees                                                31,916
       Registration expense                                             24,637
       Reports to shareholders                                          17,992
       Custody fees                                                     14,666
       Trustee fees                                                      6,526
       Miscellaneous                                                     4,283
       Insurance expense                                                 3,838
       Deferred organization expense                                        16
                                                                   -----------
           Total expenses                                            1,252,217
           Add:  expenses recouped by advisor (Note 3)                   1,372
                                                                   -----------
               Net expenses                                          1,253,589
                                                                   -----------
                  NET INVESTMENT LOSS                                 (520,686)
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                  1,312,926
   Net change in unrealized appreciation on investments             40,324,322
                                                                   -----------
   Net realized and unrealized gain on investments                  41,637,248
                                                                   -----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $41,116,562
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Year Ended          Year Ended
                                                                            December 31, 2003   December 31, 2002
                                                                            -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                                        $   (520,686)        $  (825,043)
   Net realized gain/(loss) on investments                                       1,312,926          (3,387,477)
   Net change in unrealized appreciation/(depreciation) on investments          40,324,322         (18,654,754)
                                                                              ------------         -----------
   NET INCREASE/(DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                                  41,116,562         (22,867,274)

DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on security transactions                                           --            (317,963)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived
     from net change in outstanding shares (a)<F5>                              90,791,683          24,413,698
                                                                              ------------         -----------
   TOTAL INCREASE IN NET ASSETS                                                131,908,245           1,228,461

NET ASSETS
   Beginning of year                                                            48,471,793          47,243,332
                                                                              ------------         -----------
   END OF YEAR                                                                $180,380,038         $48,471,793
                                                                              ------------         -----------
                                                                              ------------         -----------
   Accumulated net investment income                                                    --                  --

(a)<F5>  A summary of share transactions is as follows:

                                                                 Year Ended                    Year Ended
                                                             December 31, 2003             December 31, 2002
                                                          ------------------------     -------------------------
                                                         Shares   Paid in Capital      Shares    Paid in Capital
                                                         ------   ---------------      ------    ---------------
Shares sold                                             5,061,932   $112,953,852      3,515,561    $66,821,346
Shares issued on reinvestment of distributions                 --             --         22,541        309,074
Shares redeemed*<F6>                                   (1,230,776)   (22,162,169)    (2,541,192)   (42,716,722)
                                                       ----------   ------------     ----------    -----------
Net increase                                            3,831,156   $ 90,791,683        996,910    $24,413,698
                                                       ----------   ------------     ----------    -----------
                                                       ----------   ------------     ----------    -----------
*<F6> Net of redemption fees of                                     $    131,470                   $    47,421
                                                                    ------------                   -----------
                                                                    ------------                   -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                            Year Ended December 31,
                                                     ---------------------------------------------------------------------
                                                     2003            2002            2001            2000             1999
                                                     ----            ----            ----            ----             ----

Net asset value, beginning of year                  $13.80          $18.77          $14.58          $14.55           $ 9.07
                                                    ------          ------          ------          ------           ------

Income from investment operations:
   Net investment gain/(loss)                        (0.07)          (0.23)          (0.13)          (0.08)           (0.21)
   Net realized and unrealized
     gain/(loss) on investments                      10.81           (4.66)           4.47            1.18             5.69
                                                    ------          ------          ------          ------           ------
Total from investment operations                     10.74           (4.89)           4.34            1.10             5.48
                                                    ------          ------          ------          ------           ------

Less distributions:
   From net realized
     gain on investments                                --           (0.09)          (0.15)          (1.07)              --
                                                    ------          ------          ------          ------           ------
   Redemption fees retained                           0.02            0.01              --              --               --
                                                    ------          ------          ------          ------           ------
Net asset value, end of year                        $24.56          $13.80          $18.77          $14.58           $14.55
                                                    ------          ------          ------          ------           ------
                                                    ------          ------          ------          ------           ------
Total return                                         77.97%         (25.99%)         29.83%           6.91%           60.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (thousands)               $180,380         $48,472         $47,243         $19,826           $7,663
Ratio of expenses to average net assets:
   Before expense reimbursement                       1.79%           2.25%           2.25%           2.25%            3.60%
   After expense reimbursement                        1.79%           2.25%           2.25%           2.25%            2.20%
Ratio of net investment loss
  to average net assets
   After expense reimbursement                       (0.74%)         (1.34%)         (1.15%)         (0.79%)          (1.32%)
Portfolio turnover rate                              13.64%          28.14%          18.11%          30.17%           19.00%

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2003

NOTE 1 - ORGANIZATION

    The Al Frank Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operation on January 2, 1998. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in out of favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

    B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

    D. Deferred Organization Costs: The Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date of the Fund commenced investment operations.

    E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

    F. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
       Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended December 31, 2003, the Fund decreased accumulated net investment loss, paid in capital, and accumulated net realized loss by $520,686, $633,091, and $112,405, respectively due to certain permanent book and tax differences. Net assets were not affected by the change.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For year ended December 31, 2003, Al Frank Asset Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended December 31, 2003, the Fund incurred $699,272 in Advisory Fees.

    The Fund is responsible for its own operating expenses. For the year ended December 31, 2003, the Advisor agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.25% of average net assets (the "expense cap"). Effective January 1, 2004, the expense cap was lowered to 1.98%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended December 31, 2003, the Advisor recouped $1,372 of such expenses it previously reimbursed to the Fund. There were no expenses subject to recapture pursuant to the aforementioned conditions at December 31, 2003.

    U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

    Fund asset level                          Fee rate
    ----------------                          --------
    Less than $15 million                     $30,000
    $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
    More than $150 million                    0.05% of average daily net assets

    U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the Fund Accountant and Transfer Agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund's custodian.

    Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares.

    Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

    The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the year ended December 31, 2003, the Fund paid the Distribution Coordinator $174,818.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

    For the year ended December 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $88,918,159 and $9,445,573 respectively.

NOTE 6 - INCOME TAXES

    Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

    The tax character of distributions paid during years ended December 31, 2003 and 2002 were as follows:

                                      2003           2002
                                      ----           ----
      Long-term capital gains          --          $317,963

    As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

       Cost of investments                                $158,388,840
                                                          ------------
       Gross tax unrealized appreciation                    36,551,702
       Gross tax unrealized depreciation                    (6,918,372)
                                                          ------------
       Net tax unrealized appreciation                    $ 29,633,330
                                                          ------------
                                                          ------------
       Undistributed ordinary income                      $         --
       Undistributed long-term capital gain                         --
                                                          ------------
       Total distributable earnings                       $         --
                                                          ------------
                                                          ------------
       Other accumulated gains/losses                     $ (1,832,334)
                                                          ------------
       Total accumulated earnings/(losses)                $ 27,800,996
                                                          ------------
                                                          ------------

    The Fund had a capital loss carryforward of ($1,832,334) which expires in 2010.

NOTE 7 - CHANGE OF AUDITORS

    On June 13, 2003, PricewaterhouseCoopers LLP ("PwC") resigned as the independent accountants for the Al Frank Fund (the "Fund"), a series of Advisors Series Trust (the "Company"). On June 13, 2003, the Company retained Tait Weller & Baker ("Tait") as the independent accountants for the Fund. The retention of Tait as the independent accountants of the Fund has been approved by the Company's Audit Committee and Board of Trustees.

    The reports of PwC on the financial statements of the Fund for the past four fiscal years, and the period January 2, 1998 through December 31, 1998 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles

    In connection with its audits for the four recent fiscal years, and the period January 2, 1998 through December 31, 1998, and through June 13, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ADVISORS SERIES TRUST
MILWAUKEE, WI

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Al Frank Fund, a series of Advisors Series Trust, as of December 31, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2002 and the financial highlights for each of the four years in the period then ended have been audited by other auditors, whose report dated February 21, 2003 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Al Frank Fund as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 04, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

NAME, AGE
ADDRESS                                                                                            NUMBER OF
POSITION HELD WITH FUND                                                           TRUSTEE      FUNDS IN COMPLEX
PRINCIPAL OCCUPATION(S) AND OTHER                                                 OF FUND          OVERSEEN
DIRECTORSHIPS DURING PAST FIVE YEARS                                               SINCE          BY TRUSTEE
------------------------------------                                              -------      ----------------
Walter E. Auch, Born 1921                                                           1997               1
2020 E. Financial Way
Glendora, CA  91741
Trustee
Management Consultant.
Other Directorships: Nicholas-Applegate Funds,
Citigroup, Pimco Advisors, LLP and Senele Group

James Clayburn LaForce, Born 1927                                                   2002               1
2020 E. Financial Way
Glendora, CA  91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group, The Metzler/Payden
Investment Group, PIC Investment Trust, PIC Small Cap Portfolio, PIC Balanced
Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio, Black Rock Funds,
Jacobs Engineering Arena Pharmaceuticals, Cancervax

Donald E. O'Connor, Born 1936                                                       1997               1
2020 E. Financial Way
Glendora, CA  91741
Trustee
Financial Consultant, formerly Executive Vice President and Chief Operating
Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934                                                         2002               1
2020 E. Financial Way
Glendora, CA  91741
Trustee
Retired; formerly President, Hotchkis and Wiley Funds (mutual funds)
from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Born 1939                                                    1997               1
2020 E. Financial Way
Glendora, CA  91741
Trustee
Senior Vice President, Information Services, Federal Home Loan Bank
of San Francisco.
Other Directorships: None

INTERESTED TRUSTEES AND OFFICERS

Eric M. Banhazl, Born 1957                                                          1997               1
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the Fund's
administrator (since July 2001); Treasurer, Investec Funds; formerly,
Executive Vice President, Investment Company Administration, LLC
("ICA") (The Fund's former administrator).

Rodney A. DeWalt, Born 1967                                                         2003               1
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Officer, U.S. Bancorp Fund Services, LLC (since January 2003).

Douglas G. Hess, Born 1967                                                          2003               1
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

                                    ADVISOR
                        Al Frank Asset Management, Inc.
                         32392 Coast Highway, Suite 260
                            Laguna Beach, CA  92651
                              www.alfrankfund.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202
                                 (888) 263-6443

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                            INDEPENDENT ACCOUNTANTS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA  94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-888-263-6443.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant were. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                                             # of Hours spent
                       FYE  12/31/2003    FYE  12/31/2002    in FYE 2003
                       ---------------    ---------------    ----------------
Audit Fees                  $13,000            $17,500            N/a
Audit-Related Fees          N/a                N/a                N/a
Tax Fees                    $2,000             $3,800             N/a
All Other Fees              N/a                  N/a              N/a


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees              FYE  12/31/2003      FYE  12/31/2002
----------------------              ---------------      ---------------
Registrant                               N/a             N/a
Registrant's Investment Adviser          N/a             N/a

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a)  (1) Any code of ethics or amendment thereto. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Advisors Series Trust
                   -----------------------------------------

     By (Signature and Title) /s/ Eric M. Banhazl
                              ------------------------------
                              Eric M. Banhazl, President

     Date      3/2/04
          ----------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F7> /s/ Eric M. Banhazl
                                   ---------------------------
                                   Eric M. Banhazl, President

     Date      3/2/04
           ----------------------------------------

     By (Signature and Title)*<F7> /s/ Douglas G. Hess
                                   --------------------------
                                   Douglas G. Hess, Treasurer

     Date      3/3/04
           ----------------------------------------

*<F7> Print the name and title of each signing officer under his or her signature.